Significant Accounting Policies and Practices - Schedule of Relevant Assets and Liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2025
Fair Value, Recurring [Member]
Schedule of Relevant Assets and Liabilities [Line Items]
Marketable securities	$ 67,676
Total assets	67,676		$ 105,705
Liabilities:
Stock Compensation Liability		449,376
Derivative liabilities		7,836,521
Total Liabilities		8,285,897
Fair Value, Nonrecurring [Member]
Schedule of Relevant Assets and Liabilities [Line Items]
Total assets	108,965		15,756,076
Assets:
Intangible assets	103,550		7,683,050
Goodwill	5,415		8,073,026
Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1) [Member] | Fair Value, Recurring [Member]
Schedule of Relevant Assets and Liabilities [Line Items]
Marketable securities	67,676
Total assets	67,676		105,705
Liabilities:
Stock Compensation Liability
Derivative liabilities
Total Liabilities
Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1) [Member] | Fair Value, Nonrecurring [Member]
Schedule of Relevant Assets and Liabilities [Line Items]
Total assets
Assets:
Intangible assets
Goodwill
Quoted Prices for Similar Assets or Liabilities in Active Markets (Level 2) [Member] | Fair Value, Recurring [Member]
Schedule of Relevant Assets and Liabilities [Line Items]
Marketable securities
Total assets
Liabilities:
Stock Compensation Liability
Derivative liabilities
Total Liabilities
Quoted Prices for Similar Assets or Liabilities in Active Markets (Level 2) [Member] | Fair Value, Nonrecurring [Member]
Schedule of Relevant Assets and Liabilities [Line Items]
Total assets
Assets:
Intangible assets
Goodwill
Significant Unobservable Inputs (Level 3) [Member] | Fair Value, Recurring [Member]
Schedule of Relevant Assets and Liabilities [Line Items]
Marketable securities
Total assets
Liabilities:
Stock Compensation Liability		449,376
Derivative liabilities		7,836,521
Total Liabilities		8,285,897
Significant Unobservable Inputs (Level 3) [Member] | Fair Value, Nonrecurring [Member]
Schedule of Relevant Assets and Liabilities [Line Items]
Total assets	108,965		15,756,076
Assets:
Intangible assets	103,550		7,683,050
Goodwill	$ 5,415		$ 8,073,026